[Protective Letterhead]

Max Berueffy
Senior Associate Counsel
Writer's Direct Number: (205) 268-3581
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

May 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Protective Life Insurance Company Protective Variable Annuity Separate Account ProtectiveValues Variable Annuity Filing Pursuant to Rule 497(j) for File No. 333-112892; 811-8108

Commissioners:

        On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus and the Statement of Additional Information being used in connection with the offering of the "ProtectiveValues Variable Annuity", a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 9 for Protective Variable Annuity Separate Account as filed with the Commission on April 30, 2008 via EDGARLINK.

        Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,
/s/ MAX BERUEFFY Max Berueffy